Expense Example - FidelityRealEstateHighIncomeFund-PRO - FidelityRealEstateHighIncomeFund-PRO - Fidelity Real Estate High Income Fund - Fidelity Real Estate High Income Fund	Jan. 29, 2025 USD ($)
Expense Example:
1 year	$ 78
3 years	243
5 years	422
10 years	$ 942